UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Education Loan Finance, Inc.1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2019 to December 31, 2019.

Date of Report (Date of earliest event reported): February 14, 2020

Commission File Number of securitizer:	025-01930
Central Index Key Number of securitizer:	0001642471

John Arnold, Jr. (865) 824-3050

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________________________________

Education Loan Finance, Inc.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Education Loan Finance, Inc. d/b/a ELFI (“ELFI”), as securitizer, is filing this Form ABS 15-G in respect of all unregistered asset-backed securities listed below for which it acted as sponsor. This filing also covers the activities of Edsouth Indenture No. 1, LLC, Edsouth Indenture No. 2, LLC, Edsouth Indenture No. 3, LLC, Edsouth Indenture No. 4, LLC, Edsouth Indenture No. 5, LLC, Edsouth Indenture No. 6, LLC, Edsouth Indenture No. 7, LLC, Edsouth Indenture No. 8, LLC, Edsouth Indenture No. 9, LLC, Edsouth Indenture No. 10, LLC, ELFI Graduate Loan Program 2018-A LLC and ELFI Graduate Loan Program 2019-A LLC, affiliated securitizers, during the applicable reporting period in their capacities as depositors.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid

OMB control number.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no repurchase activity to report for the annual period pursuant to Rule 15Ga-1(c)(2).2

[2]	In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Education Loan Finance, Inc.

By:	/s/ John Arnold, Jr.
Name:	John Arnold, Jr.
Title:	President and Chief Executive Officer
(Senior Officer in Charge of Securitization)

Dated:     February 14, 2020